UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Large Cap Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXGSX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Large Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Institutional Class/MXGSX)	$ 63	0.61%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,757M
Total number of portfolio holdings	91
Total advisory fee paid	$ 4.8M
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	7.44%
Amazon.com Inc	6.67%
NVIDIA Corp	5.30%
Apple Inc	4.74%
Mastercard Inc Class A	3.63%
Meta Platforms Inc Class A	3.31%
Alphabet Inc Class C	3.06%
Oracle Corp	2.67%
Uber Technologies Inc	2.56%
Eli Lilly & Co	2.34%
SECTOR ALLOCATION
Material Fund Chang
es
This is a summary of certain changes and plan
ned
changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 1, 2025, Victory Capital Management replaced Amundi Asset Management US, Inc. as the sub-advi ser
.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information

Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Large Cap Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXLGX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Large Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Investor Class/MXLGX)	$ 101	0.98%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,757M
Total number of portfolio holdings	91
Total advisory fee paid	$ 4.8M
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	7.44%
Amazon.com Inc	6.67%
NVIDIA Corp	5.30%
Apple Inc	4.74%
Mastercard Inc Class A	3.63%
Meta Platforms Inc Class A	3.31%
Alphabet Inc Class C	3.06%
Oracle Corp	2.67%
Uber Technologies Inc	2.56%
Eli Lilly & Co	2.34%
SECTOR ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 1, 2025, Victory Capital Management replaced Amundi Asset Management US, Inc. as the sub-adviser.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Informati
on

Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Large Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXVHX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Institutional Class/MXVHX)	$ 63	0.61%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,673M
Total number of portfolio holdings	181
Total advisory fee paid	$ 4.7M
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Citigroup Inc	2.58%
Philip Morris International Inc	2.24%
Amazon.com Inc	2.11%
Microsoft Corp	2.00%
Exxon Mobil Corp	1.93%
Charles Schwab Corp	1.87%
Alphabet Inc Class A	1.85%
Bank of America Corp	1.70%
JPMorgan Chase & Co	1.54%
Walmart Inc	1.51%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Informat
ion

Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Large Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXEQX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor Class/MXEQX)	$ 99	0.96%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,673M
Total number of portfolio holdings	181
Total advisory fee paid	$ 4.7M
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Citigroup Inc	2.58%
Philip Morris International Inc	2.24%
Amazon.com Inc	2.11%
Microsoft Corp	2.00%
Exxon Mobil Corp	1.93%
Charles Schwab Corp	1.87%
Alphabet Inc Class A	1.85%
Bank of America Corp	1.70%
JPMorgan Chase & Co	1.54%
Walmart Inc	1.51%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Informati
on

Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Large Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor II / MXHAX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Large Cap Value Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor II Class/MXHAX)	$ 84	0.81%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,673M
Total number of portfolio holdings	181
Total advisory fee paid	$ 4.7M
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Citigroup Inc	2.58%
Philip Morris International Inc	2.24%
Amazon.com Inc	2.11%
Microsoft Corp	2.00%
Exxon Mobil Corp	1.93%
Charles Schwab Corp	1.87%
Alphabet Inc Class A	1.85%
Bank of America Corp	1.70%
JPMorgan Chase & Co	1.54%
Walmart Inc	1.51%
SECTOR ALLOCATION
Material Fund Changes
There were no material c
ha
nges to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information

Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P 500
®
Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXKWX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower S&P 500
®
Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500 ® Index Fund (Institutional Class/MXKWX)	$ 13	0.13%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 7,943M
Total number of portfolio holdings	508
Total advisory fee paid	$ 4.1M
Portfolio turnover rate as of the end of the reporting period	0% (a)
(a)	Amount is less than 0.5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
NVIDIA Corp	7.22%
Microsoft Corp	6.92%
Apple Inc	5.74%
Amazon.com Inc	3.88%
Meta Platforms Inc Class A	3.00%
Broadcom Inc	2.43%
Alphabet Inc Class A	1.92%
Berkshire Hathaway Inc Class B	1.67%
Tesla Inc	1.67%
U.S. Treasury Bills 4.30%	1.65%
SECTOR ALLOCATION
Material Fund Changes
There were no material chan
ges
to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information

Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P 500
®
Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXVIX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower S&P 500
®
Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500 ® Index Fund (Investor Class/MXVIX)	$ 50	0.48%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 7,943M
Total number of portfolio holdings	508
Total advisory fee paid	$ 4.1M
Portfolio turnover rate as of the end of the reporting period	0% (a)
(a)	Amount is less than 0.5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
NVIDIA Corp	7.22%
Microsoft Corp	6.92%
Apple Inc	5.74%
Amazon.com Inc	3.88%
Meta Platforms Inc Class A	3.00%
Broadcom Inc	2.43%
Alphabet Inc Class A	1.92%
Berkshire Hathaway Inc Class B	1.67%
Tesla Inc	1.67%
U.S. Treasury Bills 4.30%	1.65%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information

Scan the QR code at left or visit
https://www.empower.
com
/investments/empower-funds/fund-documents
to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Large Cap Growth Fund	Empower Large Cap Value Fund
Institutional Class Ticker / MXGSX	Institutional Class Ticker / MXVHX
Investor Class Ticker / MXLGX	Investor Class Ticker / MXEQX
Investor II Class Ticker / MXHAX
Empower S&P 500® Index Fund
Institutional Class Ticker / MXKWX
Investor Class Ticker / MXVIX
(the "Fund(s)")
Semi-Annual Report
June 30, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.19%
$ 7,012	Linde PLC	$ 3,289,890
Communications — 26.48%
61,063	Alibaba Group Holding Ltd Sponsored ADR	6,925,155
300,825	Alphabet Inc Class C	53,363,347
529,932	Amazon.com Inc(a)	116,261,781
34,650	Arista Networks Inc(a)	3,545,043
5,715	Booking Holdings Inc	33,085,507
58,606	DoorDash Inc Class A(a)	14,446,965
4,989	MercadoLibre Inc(a)	13,039,400
78,163	Meta Platforms Inc Class A	57,691,329
23,829	Motorola Solutions Inc	10,019,141
24,082	Netflix Inc(a)	32,248,929
22,941	Palo Alto Networks Inc(a)	4,694,646
672,255	Pinterest Inc Class A(a)	24,107,064
64,539	Robinhood Markets Inc Class A(a)	6,042,787
24,032	Sea Ltd ADR(a)	3,843,678
60,675	Shopify Inc Class A(a)	6,998,861
12,712	Spotify Technology SA(a)	9,754,426
478,166	Uber Technologies Inc(a)	44,612,888
197,836	Walt Disney Co	24,533,643
		465,214,590
Consumer, Cyclical — 8.48%
965	AutoZone Inc(a)	3,582,302
10,765	Carvana Co(a)	3,627,374
283,318	Copart Inc(a)	13,902,414
32,067	DR Horton Inc	4,134,078
44,657	Home Depot Inc	16,373,042
24,423	McDonald's Corp	7,135,668
225,968	O'Reilly Automotive Inc(a)	20,366,496
109,340	Ross Stores Inc	13,949,597
15,908	Starbucks Corp	1,457,650
81,384	Tesla Inc(a)	25,852,441
157,026	TJX Cos Inc	19,391,141
165,514	Walmart Inc	16,183,959
3,021	WW Grainger Inc	3,142,565
		149,098,727
Consumer, Non-Cyclical — 10.61%
80,858	Abbott Laboratories	10,997,497
34,136	AbbVie Inc	6,336,324
150,909	Coca-Cola Co	10,676,812
31,115	Edwards Lifesciences Corp(a)	2,433,504
52,434	Eli Lilly & Co	40,873,876
50,834	Gilead Sciences Inc	5,635,966
43,266	Insmed Inc(a)	4,354,290
57,634	Intuitive Surgical Inc(a)	31,318,892
29,429	Johnson & Johnson	4,495,280
12,223	McKesson Corp	8,956,770
17,927	Monster Beverage Corp(a)	1,122,947
30,726	Natera Inc(a)	5,190,850
92,002	Philip Morris International Inc	16,756,324
11,621	Quanta Services Inc	4,393,668
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 29,873	Thermo Fisher Scientific Inc	$ 12,112,307
46,552	Vertex Pharmaceuticals Inc(a)	20,724,950
		186,380,257
Energy — 0.15%
11,094	Cheniere Energy Inc	2,701,611
Financial — 9.19%
12,486	Berkshire Hathaway Inc Class B(a)	6,065,324
22,189	Blackstone Inc	3,319,031
59,258	Charles Schwab Corp	5,406,700
15,833	Goldman Sachs Group Inc	11,205,806
157,607	Intercontinental Exchange Inc	28,916,156
17,851	KKR & Co Inc	2,374,719
112,621	Mastercard Inc Class A	63,286,245
34,391	Progressive Corp	9,177,582
89,518	Visa Inc Class A	31,783,366
		161,534,929
Industrial — 6.59%
85,947	3M Co	13,084,571
391,359	Amphenol Corp Class A	38,646,701
6,707	Deere & Co	3,410,442
56,595	Eaton Corp PLC	20,203,849
31,336	Illinois Tool Works Inc	7,747,826
25,799	Rockwell Automation Inc	8,569,654
23,279	RTX Corp	3,399,200
9,979	Trane Technologies PLC	4,364,914
5,190	TransDigm Group Inc	7,892,122
84,539	Veralto Corp	8,534,212
		115,853,491
Technology — 35.25%
201,248	Advanced Micro Devices Inc(a)	28,557,091
403,157	Apple Inc	82,715,722
8,224	AppLovin Corp Class A(a)	2,879,058
26,160	ASML Holding NV	20,964,362
133,977	Broadcom Inc	36,930,760
22,339	Cloudflare Inc Class A(a)	4,374,646
9,628	Crowdstrike Holdings Inc Class A(a)	4,903,637
1,818	Fair Isaac Corp(a)	3,323,231
6,255	HubSpot Inc(a)	3,481,721
67,945	International Business Machines Corp	20,028,827
45,008	Intuit Inc	35,449,651
28,482	Lam Research Corp	2,772,438
275,785	Microchip Technology Inc	19,406,990
260,747	Microsoft Corp	129,698,165
584,775	NVIDIA Corp	92,388,602
213,329	Oracle Corp	46,640,119
77,946	Salesforce Inc	21,255,095

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
$ 33,778	ServiceNow Inc(a)	$ 34,726,486
15,181	Snowflake Inc Class A(a)	3,397,052
33,346	Synopsys Inc(a)	17,095,827
23,142	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	5,241,432
24,947	Twilio Inc Class A(a)	3,102,409
		619,333,321
TOTAL COMMON STOCK — 96.94% (Cost $1,186,240,229)		$1,703,406,816
EXCHANGE TRADED FUNDS
95,414	iShares Russell 1000 Growth ETF	40,510,876

TOTAL EXCHANGE TRADED FUNDS — 2.31% (Cost $38,882,166)		$40,510,876
TOTAL INVESTMENTS — 99.25% (Cost $1,225,122,395)		$1,743,917,692
OTHER ASSETS & LIABILITIES, NET — 0.75%		$13,209,143
TOTAL NET ASSETS — 100.00%		$1,757,126,835
(a)	Non-income producing security.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.91%
$ 123,695	CF Industries Holdings Inc	$ 11,379,940
90,327	DuPont de Nemours Inc	6,195,529
48,842	Eastman Chemical Co	3,646,544
265,959	Freeport-McMoRan Inc	11,529,323
227,662	International Paper Co	10,661,411
46,923	PPG Industries Inc	5,337,491
		48,750,238
Communications — 9.02%
174,646	Alphabet Inc Class A	30,777,865
43,706	Alphabet Inc Class C	7,753,007
160,191	Amazon.com Inc(a)	35,144,304
37,346	AT&T Inc	1,080,793
19,053	Charter Communications Inc Class A(a)	7,789,057
294,013	Cisco Systems Inc	20,398,622
256,490	Comcast Corp Class A	9,154,128
6,323	Meta Platforms Inc Class A	4,666,943
298,242	News Corp Class A	8,863,752
59,654	T-Mobile US Inc	14,213,162
45,849	Verizon Communications Inc	1,983,886
73,065	Walt Disney Co	9,060,791
		150,886,310
Consumer, Cyclical — 7.72%
56,277	BJ's Wholesale Club Holdings Inc(a)	6,068,349
15,698	Cummins Inc	5,141,095
20,129	Dollar General Corp	2,302,355
7,248	Ferguson Enterprises Inc	1,578,252
302,772	General Motors Co	14,899,410
40,476	Hilton Worldwide Holdings Inc	10,780,378
17,098	Home Depot Inc	6,268,811
209,598	Las Vegas Sands Corp	9,119,609
11,588	Lululemon Athletica Inc(a)	2,753,077
163,281	Mattel Inc(a)	3,219,901
147,008	PulteGroup Inc	15,503,464
650,961	Southwest Airlines Co	21,117,175
54,021	Target Corp	5,329,172
256,557	Walmart Inc	25,086,142
		129,167,190
Consumer, Non-Cyclical — 21.60%
56,989	AbbVie Inc	10,578,298
217,004	AstraZeneca PLC Sponsored ADR	15,164,239
74,613	Becton Dickinson & Co	12,852,089
17,026	Biogen Inc(a)	2,138,295
68,955	Bristol-Myers Squibb Co	3,191,927
4,862	Cardinal Health Inc	816,816
52,548	Cigna Group	17,371,318
305,279	Coca-Cola Co	21,598,489
104,025	Colgate-Palmolive Co	9,455,873
121,466	Conagra Brands Inc	2,486,409
199,950	Corteva Inc	14,902,273
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 157,729	CVS Health Corp	$ 10,880,147
38,344	Elevance Health Inc	14,914,282
12,803	Global Payments Inc	1,024,752
4,728	Humana Inc	1,155,902
24,215	Johnson & Johnson	3,698,841
558,766	Kenvue Inc	11,694,972
20,857	Keurig Dr Pepper Inc	689,532
108,289	Kimberly-Clark Corp	13,960,618
24,648	McKesson Corp	18,061,561
75,753	Medtronic PLC	6,603,389
108,454	Merck & Co Inc	8,585,219
204,709	Philip Morris International Inc	37,283,651
154,039	Procter & Gamble Co	24,541,494
23,333	Regeneron Pharmaceuticals Inc	12,249,825
156,791	Sanofi SA	15,179,563
39,211	Sanofi SA ADR	1,894,284
43,691	Thermo Fisher Scientific Inc	17,714,953
114,597	Tyson Foods Inc Class A	6,410,556
11,835	United Rentals Inc	8,916,489
59,747	UnitedHealth Group Inc	18,639,272
641,472	Viatris Inc	5,728,345
120,268	Zimmer Biomet Holdings Inc	10,969,644
		361,353,317
Energy — 7.20%
15,382	Chevron Corp	2,202,549
211,779	ConocoPhillips	19,005,048
27,223	EOG Resources Inc	3,256,143
81,096	EQT Corp	4,729,519
39,499	Expand Energy Corp	4,619,013
298,294	Exxon Mobil Corp	32,156,094
20,794	Hess Corp	2,880,801
31,157	Phillips 66	3,717,030
168,105	Schlumberger NV	5,681,949
291,615	Shell PLC	10,172,295
131,312	South Bow Corp(b)	3,408,760
71,059	TC Energy Corp(b)	3,469,067
174,360	TotalEnergies SE(b)	10,657,378
28,778	TotalEnergies SE Sponsored ADR	1,766,681
57,066	Valero Energy Corp	7,670,812
81,071	Williams Cos Inc	5,092,068
		120,485,207
Financial — 24.37%
88,572	Allstate Corp	17,830,430
239,384	American International Group Inc	20,488,876
17,193	American Tower Corp REIT	3,799,997
93,425	Apollo Global Management Inc	13,254,205
598,500	Bank of America Corp	28,321,020
9,111	Blackrock Inc	9,559,717
97,367	Capital One Financial Corp	20,715,803
341,297	Charles Schwab Corp	31,139,938
43,546	Chubb Ltd	12,616,147

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 504,679	Citigroup Inc	$ 42,958,276
44,975	CME Group Inc	12,396,010
108,397	Corebridge Financial Inc	3,848,093
222,085	Equitable Holdings Inc	12,458,969
183,096	Equity Residential REIT	12,357,149
200,897	Fifth Third Bancorp	8,262,894
15,474	Goldman Sachs Group Inc	10,951,723
71,991	Hartford Insurance Group Inc	9,133,498
493,943	Huntington Bancshares Inc	8,278,485
88,269	JPMorgan Chase & Co	25,590,066
86,638	Loews Corp	7,941,239
218,708	MetLife Inc	17,588,497
12,981	Morgan Stanley	1,828,504
66,377	PNC Financial Services Group Inc	12,374,000
74,669	Prologis Inc REIT	7,849,205
186,390	Rayonier Inc REIT	4,134,130
129,244	Rexford Industrial Realty Inc REIT	4,597,209
80,593	State Street Corp	8,570,259
11,091	Sun Communities Inc REIT	1,402,901
168,152	US Bancorp	7,608,878
170,027	Vornado Realty Trust REIT	6,501,832
189,038	Wells Fargo & Co	15,145,725
321,463	Weyerhaeuser Co REIT	8,258,385
		407,762,060
Industrial — 11.65%
14,466	3M Co	2,202,304
36,280	AGCO Corp	3,742,645
69,032	Ball Corp	3,872,005
53,647	Boeing Co(a)	11,240,656
120,446	CRH PLC	11,056,943
247,259	CSX Corp	8,068,061
51,387	FedEx Corp	11,680,779
103,253	Fortive Corp	5,382,579
41,016	General Electric Co	10,557,108
51,412	Honeywell International Inc	11,972,827
114,428	Ingersoll Rand Inc	9,518,121
127,652	Johnson Controls International PLC	13,482,604
57,077	L3Harris Technologies Inc	14,317,195
19,543	Norfolk Southern Corp	5,002,422
22,249	Northrop Grumman Corp	11,124,055
75,886	Otis Worldwide Corp	7,514,230
34,418	Ralliant Corp(a)	1,668,911
16,982	Rockwell Automation Inc	5,640,911
104,180	RTX Corp	15,212,364
41,362	Siemens AG	10,624,200
140,440	Stanley Black & Decker Inc	9,514,810
11,033	TE Connectivity PLC	1,860,936
66,236	United Parcel Service Inc Class B	6,685,862
41,848	West Fraser Timber Co Ltd	3,067,458
		195,009,986
Shares		Fair Value
Technology — 8.28%
$ 65,315	Accenture PLC Class A	$ 19,522,000
5,920	Adobe Inc(a)	2,290,330
27,266	Advanced Micro Devices Inc(a)	3,869,045
30,944	Applied Materials Inc	5,664,918
42,577	Fiserv Inc(a)	7,340,701
141,917	Intel Corp	3,178,941
33,291	Marvell Technology Inc	2,576,723
66,906	Microsoft Corp	33,279,713
155,037	QUALCOMM Inc	24,691,193
32,400	Salesforce Inc	8,835,156
156,632	Samsung Electronics Co Ltd	6,926,518
82,841	Seagate Technology Holdings PLC	11,956,442
40,692	Texas Instruments Inc	8,448,473
		138,580,153
Utilities — 5.03%
106,454	Ameren Corp	10,223,842
108,053	Dominion Energy Inc	6,107,156
295,761	NextEra Energy Inc	20,531,729
80,152	NRG Energy Inc	12,870,808
31,129	PG&E Corp	433,938
253,319	PPL Corp	8,584,981
89,226	Sempra	6,760,654
183,137	Southern Co	16,817,471
26,373	Xcel Energy Inc	1,796,001
		84,126,580
TOTAL COMMON STOCK — 97.78% (Cost $1,354,982,842)		$1,636,121,041
CONVERTIBLE PREFERRED STOCK
Utilities — 0.07%
29,238	NextEra Energy Inc 6.93%	1,161,918
TOTAL CONVERTIBLE PREFERRED STOCK — 0.07% (Cost $1,425,353)		$1,161,918
PREFERRED STOCK
Consumer, Cyclical — 0.22%
35,930	Volkswagen AG	3,798,296
Industrial — 0.21%
51,358	Boeing Co(a)	3,504,670
TOTAL PREFERRED STOCK — 0.43% (Cost $7,625,081)		$7,302,966

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
17,687,792	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.25%(d)	$ 17,687,792
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.06% (Cost $17,687,792)		$17,687,792
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.01%
	U.S. Treasury Bills(e)
52,000	4.14%, 10/02/2025	51,450
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
193,000	4.22%, 11/06/2025	$ 190,149
TOTAL SHORT TERM INVESTMENTS — 0.01% (Cost $241,599)		$241,599
TOTAL INVESTMENTS — 99.35% (Cost $1,381,962,667)		$1,662,515,316
OTHER ASSETS & LIABILITIES, NET — 0.65%		$10,796,932
TOTAL NET ASSETS — 100.00%		$1,673,312,248

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of June 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	578,457	EUR	504,400	09/17/2025	$(18,832)
BB	USD	3,491,818	GBP	2,586,200	09/17/2025	(59,709)
CGM	USD	1,261,941	EUR	1,100,300	09/17/2025	(40,988)
CGM	USD	635,128	GBP	470,400	09/17/2025	(10,854)
GS	USD	2,354,360	EUR	2,052,900	09/17/2025	(76,597)
GS	USD	5,214,978	GBP	3,849,900	09/17/2025	(71,938)
HSB	USD	1,965,169	EUR	1,713,200	09/17/2025	(63,530)
HSB	USD	2,269,542	GBP	1,680,800	09/17/2025	(38,634)
MS	EUR	2,068,800	USD	2,398,704	09/17/2025	51,082
MS	USD	2,727,071	GBP	2,019,200	09/17/2025	(45,817)
SSB	USD	2,536,420	EUR	2,211,600	09/17/2025	(82,464)
SSB	USD	2,380,629	GBP	1,763,200	09/17/2025	(40,704)
TD	USD	1,930,520	EUR	1,683,500	09/17/2025	(63,010)
TD	USD	2,982,327	GBP	2,209,000	09/17/2025	(51,206)
UBS	USD	672,875	EUR	586,600	09/17/2025	(21,752)
WES	USD	321,904	EUR	280,700	09/17/2025	(10,489)
					Net Depreciation	$(645,442)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.45%
$ 34,335	Air Products & Chemicals Inc	$ 9,684,530
13,053	Albemarle Corp(a)	818,032
25,302	CF Industries Holdings Inc	2,327,784
104,223	Dow Inc	2,759,825
61,039	DuPont de Nemours Inc	4,186,665
13,146	Eastman Chemical Co	981,480
38,215	Ecolab Inc	10,296,649
219,058	Freeport-McMoRan Inc	9,496,164
34,140	International Flavors & Fragrances Inc	2,510,997
77,363	International Paper Co	3,622,909
69,892	Linde PLC	32,791,930
34,217	LyondellBasell Industries NV Class A	1,979,796
46,498	Mosaic Co	1,696,247
163,235	Newmont Corp	9,510,071
35,227	Nucor Corp	4,563,306
30,875	PPG Industries Inc	3,512,031
33,223	Sherwin-Williams Co	11,407,449
21,998	Steel Dynamics Inc	2,815,964
		114,961,829
Communications — 15.74%
61,946	Airbnb Inc Class A(b)	8,197,934
860,827	Alphabet Inc Class A	151,703,544
694,391	Alphabet Inc Class C	123,178,019
1,397,520	Amazon.com Inc(b)	306,601,913
154,349	Arista Networks Inc(b)	15,791,446
1,064,290	AT&T Inc	30,800,553
4,887	Booking Holdings Inc	28,292,016
19,460	CDW Corp	3,475,361
14,321	Charter Communications Inc Class A(b)	5,854,568
588,423	Cisco Systems Inc	40,824,788
556,874	Comcast Corp Class A	19,874,833
112,797	Corning Inc	5,931,994
51,046	DoorDash Inc Class A(b)	12,583,350
67,127	eBay Inc	4,998,276
18,193	Expedia Group Inc	3,068,795
8,815	F5 Inc(b)	2,594,431
5,644	FactSet Research Systems Inc	2,524,448
27,654	Fox Corp Class A	1,549,730
14,673	Fox Corp Class B	757,567
85,744	Gen Digital Inc	2,520,874
21,199	GoDaddy Inc Class A(b)	3,817,092
57,572	Interpublic Group of Cos Inc	1,409,363
52,925	Juniper Networks Inc	2,113,295
29,322	Match Group Inc	905,757
321,131	Meta Platforms Inc Class A	237,023,580
23,962	Motorola Solutions Inc	10,075,062
62,946	Netflix Inc(b)	84,292,877
65,325	News Corp Class A	1,941,459
12,161	News Corp Class B	417,244
27,755	Omnicom Group Inc	1,996,695
98,652	Palo Alto Networks Inc(b)	20,188,145
113,545	Paramount Global Class B	1,464,730
Shares		Fair Value
Communications — (continued)
$ 71,699	T-Mobile US Inc	$ 17,083,004
309,301	Uber Technologies Inc(b)	28,857,783
12,499	VeriSign Inc	3,609,711
623,582	Verizon Communications Inc	26,982,393
265,902	Walt Disney Co	32,974,507
320,159	Warner Bros Discovery Inc(b)	3,669,022
		1,249,946,159
Consumer, Cyclical — 7.92%
31,035	Aptiv PLC(b)	2,117,208
2,406	AutoZone Inc(b)	8,931,625
28,103	Best Buy Co Inc	1,886,554
23,992	Caesars Entertainment Inc(b)	681,133
26,785	CarMax Inc(b)	1,800,220
151,796	Carnival Corp(b)	4,268,504
194,934	Chipotle Mexican Grill Inc(b)	10,945,544
127,703	Copart Inc(b)	6,266,386
65,624	Costco Wholesale Corp	64,963,824
19,235	Cummins Inc	6,299,463
16,831	Darden Restaurants Inc	3,668,653
20,730	Deckers Outdoor Corp(b)	2,136,641
92,740	Delta Air Lines Inc	4,560,953
35,707	Dollar General Corp	4,084,167
29,108	Dollar Tree Inc(b)	2,882,856
5,148	Domino's Pizza Inc	2,319,689
41,735	DR Horton Inc	5,380,476
178,552	Fastenal Co	7,499,184
613,815	Ford Motor Co	6,659,893
139,835	General Motors Co	6,881,280
19,746	Genuine Parts Co	2,395,387
19,616	Hasbro Inc	1,448,053
34,594	Hilton Worldwide Holdings Inc	9,213,766
147,010	Home Depot Inc	53,899,745
43,855	Las Vegas Sands Corp	1,908,131
36,127	Lennar Corp Class A	3,996,007
22,594	Live Nation Entertainment Inc(b)	3,418,020
38,655	LKQ Corp	1,430,622
84,672	Lowe's Cos Inc	18,786,177
16,321	Lululemon Athletica Inc(b)	3,877,543
32,339	Marriott International Inc Class A	8,835,338
105,759	McDonald's Corp	30,899,608
30,393	MGM Resorts International(b)	1,045,215
179,414	NIKE Inc Class B	12,745,571
70,254	Norwegian Cruise Line Holdings Ltd(b)	1,424,751
418	NVR Inc(b)	3,087,206
129,821	O'Reilly Automotive Inc(b)	11,700,767
74,517	PACCAR Inc	7,083,586
6,328	Pool Corp	1,844,486
28,104	PulteGroup Inc	2,963,848
7,122	Ralph Lauren Corp	1,953,422
48,234	Ross Stores Inc	6,153,694
38,371	Royal Caribbean Cruises Ltd	12,015,495
85,135	Southwest Airlines Co	2,761,779
171,266	Starbucks Corp	15,693,104

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 30,104	Tapestry Inc	$ 2,643,432
65,557	Target Corp	6,467,198
414,474	Tesla Inc(b)	131,661,810
167,248	TJX Cos Inc	20,653,455
9,357	TKO Group Holdings Inc	1,702,506
77,868	Tractor Supply Co	4,109,094
7,004	Ulta Beauty Inc(b)	3,276,611
47,880	United Airlines Holdings Inc(b)	3,812,685
111,661	Walgreens Boots Alliance Inc	1,281,868
639,035	Walmart Inc	62,484,842
17,300	Williams-Sonoma Inc	2,826,301
6,393	WW Grainger Inc	6,650,254
10,598	Wynn Resorts Ltd	992,715
39,141	Yum! Brands Inc	5,799,913
		629,178,258
Consumer, Non-Cyclical — 14.19%
257,336	Abbott Laboratories	35,000,269
261,266	AbbVie Inc	48,496,194
41,372	Agilent Technologies Inc	4,882,310
11,854	Align Technology Inc(b)	2,244,318
243,704	Altria Group Inc	14,288,365
79,591	Amgen Inc	22,222,603
73,161	Archer-Daniels-Midland Co	3,861,438
60,760	Automatic Data Processing Inc	18,738,384
11,889	Avery Dennison Corp	2,086,163
77,558	Baxter International Inc	2,348,456
41,476	Becton Dickinson & Co	7,144,241
21,706	Biogen Inc(b)	2,726,057
17,484	Bio-Techne Corp	899,552
218,822	Boston Scientific Corp(b)	23,503,671
307,888	Bristol-Myers Squibb Co	14,252,135
19,696	Brown-Forman Corp Class B	530,019
16,243	Bunge Global SA	1,303,988
22,002	Campbell's Co	674,361
34,884	Cardinal Health Inc	5,860,512
25,677	Cencora Inc	7,699,249
72,522	Centene Corp(b)	3,936,494
5,706	Charles River Laboratories International Inc(b)	865,771
33,184	Church & Dwight Co Inc	3,189,314
38,999	Cigna Group	12,892,289
51,435	Cintas Corp	11,463,319
17,389	Clorox Co	2,087,897
572,938	Coca-Cola Co	40,535,364
116,930	Colgate-Palmolive Co	10,628,937
78,378	Conagra Brands Inc	1,604,398
22,383	Constellation Brands Inc Class A	3,641,266
27,950	Cooper Cos Inc(b)	1,988,922
9,779	Corpay Inc(b)	3,244,868
97,974	Corteva Inc	7,302,002
190,993	CVS Health Corp	13,174,697
95,872	Danaher Corp	18,938,555
5,992	DaVita Inc(b)	853,560
54,594	Dexcom Inc(b)	4,765,510
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 82,696	Edwards Lifesciences Corp(b)	$ 6,467,654
32,598	Elevance Health Inc	12,679,318
116,348	Eli Lilly & Co	90,696,756
18,351	Equifax Inc	4,759,699
39,683	Estee Lauder Cos Inc Class A	3,206,386
66,242	GE HealthCare Technologies Inc	4,906,545
81,187	General Mills Inc	4,206,298
185,572	Gilead Sciences Inc	20,574,368
34,306	Global Payments Inc	2,745,852
25,571	HCA Healthcare Inc	9,796,250
14,452	Henry Schein Inc(b)	1,055,719
21,783	Hershey Co	3,614,889
36,732	Hologic Inc(b)	2,393,457
52,384	Hormel Foods Corp	1,584,616
17,531	Humana Inc	4,285,979
11,765	IDEXX Laboratories Inc(b)	6,310,040
20,689	Incyte Corp(b)	1,408,921
10,167	Insulet Corp(b)	3,194,268
53,013	Intuitive Surgical Inc(b)	28,807,794
26,048	IQVIA Holdings Inc(b)	4,104,904
17,795	J M Smucker Co	1,747,469
355,878	Johnson & Johnson	54,360,364
36,652	Kellanova	2,914,934
279,762	Kenvue Inc	5,855,419
194,742	Keurig Dr Pepper Inc	6,438,170
51,977	Kimberly-Clark Corp	6,700,875
127,162	Kraft Heinz Co	3,283,323
93,324	Kroger Co	6,694,131
12,107	Labcorp Holdings Inc	3,178,209
22,541	Lamb Weston Holdings Inc	1,168,751
5,880	MarketAxess Holdings Inc	1,313,239
35,411	McCormick & Co Inc	2,684,862
18,817	McKesson Corp	13,788,721
192,931	Medtronic PLC	16,817,795
372,076	Merck & Co Inc	29,453,536
40,889	Moderna Inc(b)	1,128,128
8,080	Molina Healthcare Inc(b)	2,407,032
20,594	Molson Coors Beverage Co Class B	990,366
196,665	Mondelez International Inc Class A	13,263,088
100,399	Monster Beverage Corp(b)	6,288,993
23,428	Moody's Corp	11,751,250
140,564	PayPal Holdings Inc(b)	10,446,716
202,794	PepsiCo Inc	26,776,920
843,658	Pfizer Inc	20,450,270
230,222	Philip Morris International Inc	41,930,333
346,777	Procter & Gamble Co	55,248,512
22,481	Quanta Services Inc	8,499,616
16,560	Quest Diagnostics Inc	2,974,673
14,760	Regeneron Pharmaceuticals Inc	7,749,000
21,864	ResMed Inc	5,640,912
19,666	Revvity Inc	1,902,096
43,775	Rollins Inc	2,469,786
46,699	S&P Global Inc	24,623,916
20,674	Solventum Corp(b)	1,567,916

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 13,343	STERIS PLC	$ 3,205,255
51,231	Stryker Corp	20,268,521
71,342	Sysco Corp	5,403,443
56,736	Thermo Fisher Scientific Inc	23,004,179
43,983	Tyson Foods Inc Class A	2,460,409
9,264	United Rentals Inc	6,979,498
134,371	UnitedHealth Group Inc	41,919,721
8,715	Universal Health Services Inc Class B	1,578,722
20,487	Verisk Analytics Inc	6,381,701
38,594	Vertex Pharmaceuticals Inc(b)	17,182,049
202,750	Viatris Inc	1,810,557
8,300	Waters Corp(b)	2,897,032
10,120	West Pharmaceutical Services Inc	2,214,256
28,216	Zimmer Biomet Holdings Inc	2,573,581
65,022	Zoetis Inc	10,140,181
		1,127,203,587
Energy — 2.95%
57,154	APA Corp	1,045,347
141,621	Baker Hughes Co	5,429,749
239,636	Chevron Corp	34,313,479
189,288	ConocoPhillips	16,986,705
102,114	Coterra Energy Inc	2,591,653
96,038	Devon Energy Corp	3,054,969
26,787	Diamondback Energy Inc	3,680,534
19,049	Enphase Energy Inc(b)	755,293
82,112	EOG Resources Inc	9,821,416
84,073	EQT Corp	4,903,137
29,554	Expand Energy Corp	3,456,045
637,485	Exxon Mobil Corp	68,720,882
14,439	First Solar Inc(b)	2,390,232
116,538	Halliburton Co	2,375,044
43,744	Hess Corp	6,060,294
297,943	Kinder Morgan Inc	8,759,524
46,900	Marathon Petroleum Corp	7,790,559
111,533	Occidental Petroleum Corp	4,685,501
96,141	ONEOK Inc	7,847,990
59,971	Phillips 66	7,154,540
200,338	Schlumberger NV	6,771,425
32,082	Targa Resources Corp	5,584,835
2,841	Texas Pacific Land Corp	3,001,204
45,699	Valero Energy Corp	6,142,860
177,154	Williams Cos Inc	11,127,043
		234,450,260
Financial — 14.64%
70,654	Aflac Inc	7,451,171
24,249	Alexandria Real Estate Equities Inc REIT	1,761,205
37,997	Allstate Corp	7,649,176
82,084	American Express Co	26,183,155
83,385	American International Group Inc	7,136,922
70,679	American Tower Corp REIT	15,621,473
13,670	Ameriprise Financial Inc	7,296,089
Shares		Fair Value
Financial — (continued)
$ 32,607	Aon PLC Class A	$ 11,632,873
64,693	Apollo Global Management Inc	9,177,996
53,637	Arch Capital Group Ltd	4,883,649
38,812	Arthur J Gallagher & Co	12,424,497
7,679	Assurant Inc	1,516,526
20,370	AvalonBay Communities Inc REIT	4,145,295
969,204	Bank of America Corp	45,862,733
110,052	Bank of New York Mellon Corp	10,026,838
271,225	Berkshire Hathaway Inc Class B(b)	131,752,967
21,633	Blackrock Inc	22,698,425
110,349	Blackstone Inc	16,506,004
35,064	Brown & Brown Inc	3,887,546
25,123	BXP Inc REIT	1,695,049
16,060	Camden Property Trust REIT	1,809,801
94,606	Capital One Financial Corp	20,128,373
14,502	Cboe Global Markets Inc	3,382,011
44,197	CBRE Group Inc Class A(b)	6,192,884
252,620	Charles Schwab Corp	23,049,049
56,450	Chubb Ltd	16,354,694
21,221	Cincinnati Financial Corp	3,160,231
279,561	Citigroup Inc	23,796,232
67,644	Citizens Financial Group Inc	3,027,069
54,534	CME Group Inc	15,030,661
32,435	Coinbase Global Inc Class A(b)	11,368,143
59,658	CoStar Group Inc(b)	4,796,503
68,187	Crown Castle Inc REIT	7,004,851
48,634	Digital Realty Trust Inc REIT	8,478,365
14,794	Equinix Inc REIT	11,768,183
49,081	Equity Residential REIT	3,312,477
3,179	Erie Indemnity Co Class A(a)	1,102,445
9,078	Essex Property Trust Inc REIT	2,572,705
6,669	Everest Group Ltd	2,266,460
31,450	Extra Space Storage Inc REIT	4,636,988
8,188	Federal Realty Investment Trust REIT	777,778
89,900	Fifth Third Bancorp	3,697,587
33,382	Franklin Resources Inc	796,161
14,686	Globe Life Inc	1,825,323
45,910	Goldman Sachs Group Inc	32,492,802
41,237	Hartford Insurance Group Inc	5,231,738
89,430	Healthpeak Properties Inc REIT	1,565,919
100,229	Host Hotels & Resorts Inc REIT	1,539,517
201,444	Huntington Bancshares Inc	3,376,201
86,707	Intercontinental Exchange Inc	15,908,133
50,375	Invesco Ltd	794,414
85,284	Invitation Homes Inc REIT	2,797,315
42,118	Iron Mountain Inc REIT	4,320,043
411,051	JPMorgan Chase & Co	119,167,797
141,692	KeyCorp	2,468,275
87,844	Kimco Realty Corp REIT	1,846,481

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 97,696	KKR & Co Inc	$ 12,996,499
27,703	Loews Corp	2,539,257
23,914	M&T Bank Corp	4,639,077
73,902	Marsh & McLennan Cos Inc	16,157,933
119,974	Mastercard Inc Class A	67,418,188
83,356	MetLife Inc	6,703,490
17,355	Mid-America Apartment Communities Inc REIT	2,568,714
183,026	Morgan Stanley	25,781,042
61,476	Nasdaq Inc	5,497,184
28,697	Northern Trust Corp	3,638,493
59,870	PNC Financial Services Group Inc	11,160,965
32,175	Principal Financial Group Inc	2,555,660
86,849	Progressive Corp	23,176,524
140,355	Prologis Inc REIT	14,754,118
50,475	Prudential Financial Inc	5,423,034
24,229	Public Storage REIT	7,109,273
26,934	Raymond James Financial Inc	4,130,868
135,613	Realty Income Corp REIT	7,812,665
26,966	Regency Centers Corp REIT	1,920,788
128,654	Regions Financial Corp	3,025,942
14,597	SBA Communications Corp REIT	3,427,960
43,703	Simon Property Group Inc REIT	7,025,694
41,034	State Street Corp	4,363,556
54,174	Synchrony Financial	3,615,573
30,162	T Rowe Price Group Inc	2,910,633
32,963	Travelers Cos Inc	8,818,921
189,943	Truist Financial Corp	8,165,650
47,801	UDR Inc REIT	1,951,715
227,079	US Bancorp	10,275,325
63,748	Ventas Inc REIT	4,025,686
151,845	VICI Properties Inc REIT	4,950,147
253,069	Visa Inc Class A	89,852,147
43,051	W R Berkley Corp	3,162,957
481,672	Wells Fargo & Co	38,591,560
92,204	Welltower Inc REIT	14,174,521
99,992	Weyerhaeuser Co REIT	2,568,795
14,569	Willis Towers Watson PLC	4,465,399
		1,162,509,151
Industrial — 7.38%
81,769	3M Co	12,448,513
18,084	A O Smith Corp	1,185,768
14,480	Allegion PLC	2,086,858
332,114	Amcor PLC	3,052,128
32,515	AMETEK Inc	5,883,914
181,892	Amphenol Corp Class A	17,961,835
10,481	Axon Enterprise Inc(b)	8,677,639
47,666	Ball Corp	2,673,586
111,524	Boeing Co(b)	23,367,624
14,359	Builders FirstSource Inc(b)	1,675,552
118,380	Carrier Global Corp	8,664,232
68,738	Caterpillar Inc	26,684,779
18,615	CH Robinson Worldwide Inc	1,786,109
Shares		Fair Value
Industrial — (continued)
$ 272,832	CSX Corp	$ 8,902,508
37,790	Deere & Co	19,215,837
18,758	Dover Corp	3,437,028
58,883	Eaton Corp PLC	21,020,642
85,722	Emerson Electric Co	11,429,314
21,781	Expeditors International of Washington Inc	2,488,479
32,072	FedEx Corp	7,290,286
47,061	Fortive Corp	2,453,290
22,078	Garmin Ltd	4,608,120
40,585	GE Vernova Inc	21,475,553
9,240	Generac Holdings Inc(b)	1,323,260
37,097	General Dynamics Corp	10,819,711
157,728	General Electric Co	40,597,611
96,583	Honeywell International Inc	22,492,249
58,074	Howmet Aerospace Inc	10,809,313
7,496	Hubbell Inc	3,061,441
5,912	Huntington Ingalls Industries Inc	1,427,512
11,407	IDEX Corp	2,002,727
40,756	Illinois Tool Works Inc	10,076,921
58,773	Ingersoll Rand Inc	4,888,738
14,541	Jabil Inc	3,171,392
17,938	Jacobs Solutions Inc	2,357,950
11,661	JB Hunt Transport Services Inc	1,674,520
100,840	Johnson Controls International PLC	10,650,721
25,463	Keysight Technologies Inc(b)	4,172,367
26,593	L3Harris Technologies Inc	6,670,588
4,699	Lennox International Inc	2,693,655
31,163	Lockheed Martin Corp	14,432,832
9,119	Martin Marietta Materials Inc	5,005,966
31,760	Masco Corp	2,044,074
2,788	Mettler-Toledo International Inc(b)	3,275,119
6,045	Mohawk Industries Inc(b)	633,758
9,165	Nordson Corp	1,964,701
32,378	Norfolk Southern Corp	8,287,797
19,510	Northrop Grumman Corp	9,754,610
26,276	Old Dominion Freight Line Inc	4,264,595
56,938	Otis Worldwide Corp	5,638,001
12,312	Packaging Corp of America	2,320,196
18,595	Parker-Hannifin Corp	12,988,050
24,831	Pentair PLC	2,549,151
15,687	Ralliant Corp(b)	760,662
31,531	Republic Services Inc	7,775,860
16,213	Rockwell Automation Inc	5,385,472
197,599	RTX Corp	28,853,406
75,247	Smurfit WestRock PLC	3,246,908
7,485	Snap-on Inc	2,329,182
24,999	Stanley Black & Decker Inc	1,693,682
42,273	TE Connectivity PLC	7,130,187
6,500	Teledyne Technologies Inc(b)	3,330,015
26,703	Textron Inc	2,143,984
32,213	Trane Technologies PLC	14,090,288
8,567	TransDigm Group Inc	13,027,323
36,468	Trimble Inc(b)	2,770,839

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 89,991	Union Pacific Corp	$ 20,705,129
111,402	United Parcel Service Inc Class B	11,244,918
36,138	Veralto Corp	3,648,131
19,763	Vulcan Materials Co	5,154,586
55,001	Waste Management Inc	12,585,329
23,476	Westinghouse Air Brake Technologies Corp	4,914,701
36,513	Xylem Inc	4,723,322
		586,033,044
Technology — 31.15%
92,595	Accenture PLC Class A	27,675,719
62,591	Adobe Inc(b)	24,215,206
239,819	Advanced Micro Devices Inc(b)	34,030,317
24,700	Akamai Technologies Inc(b)	1,970,072
74,548	Analog Devices Inc	17,743,915
12,539	ANSYS Inc(b)	4,403,948
2,209,134	Apple Inc	453,248,023
120,167	Applied Materials Inc	21,998,973
30,519	Autodesk Inc(b)	9,447,767
695,458	Broadcom Inc	191,702,998
17,219	Broadridge Financial Solutions Inc	4,184,734
41,673	Cadence Design Systems Inc(b)	12,841,535
71,112	Cognizant Technology Solutions Corp Class A	5,548,869
36,958	Crowdstrike Holdings Inc Class A(b)	18,823,079
22,962	Dayforce Inc(b)	1,271,865
42,897	Dell Technologies Inc Class C	5,259,172
35,432	Electronic Arts Inc	5,658,491
8,412	EPAM Systems Inc(b)	1,487,410
3,434	Fair Isaac Corp(b)	6,277,215
74,013	Fidelity National Information Services Inc	6,025,398
82,001	Fiserv Inc(b)	14,137,792
91,214	Fortinet Inc(b)	9,643,144
11,281	Gartner Inc(b)	4,560,006
217,113	Hewlett Packard Enterprise Co	4,439,961
128,623	HP Inc	3,146,119
656,819	Intel Corp	14,712,746
137,466	International Business Machines Corp	40,522,227
41,350	Intuit Inc	32,568,500
11,791	Jack Henry & Associates Inc	2,124,384
19,607	KLA Corp	17,562,774
192,821	Lam Research Corp	18,769,196
18,807	Leidos Holdings Inc	2,966,992
77,694	Microchip Technology Inc	5,467,327
165,852	Micron Technology Inc	20,441,259
1,099,336	Microsoft Corp	546,820,719
7,046	Monolithic Power Systems Inc	5,153,304
11,007	MSCI Inc	6,348,177
Shares		Fair Value
Technology — (continued)
$ 27,350	NetApp Inc	$ 2,914,142
3,607,124	NVIDIA Corp	569,889,521
36,203	NXP Semiconductors NV	7,909,993
69,566	ON Semiconductor Corp(b)	3,645,954
240,566	Oracle Corp	52,594,944
314,621	Palantir Technologies Inc Class A(b)	42,889,136
46,649	Paychex Inc	6,785,564
6,752	Paycom Software Inc	1,562,413
16,626	PTC Inc(b)	2,865,325
163,417	QUALCOMM Inc	26,025,792
16,399	Roper Technologies Inc	9,295,609
141,914	Salesforce Inc	38,698,529
30,882	Seagate Technology Holdings PLC	4,457,199
30,617	ServiceNow Inc(b)	31,476,724
27,142	Skyworks Solutions Inc	2,022,622
78,155	Super Micro Computer Inc(b)	3,830,377
22,387	Synopsys Inc(b)	11,477,367
24,466	Take-Two Interactive Software Inc(b)	5,941,568
21,346	Teradyne Inc	1,919,432
134,371	Texas Instruments Inc	27,898,107
6,270	Tyler Technologies Inc(b)	3,717,107
57,787	Western Digital Corp	3,697,790
30,684	Workday Inc Class A(b)	7,364,160
7,202	Zebra Technologies Corp Class A(b)	2,220,809
		2,474,299,517
Utilities — 2.34%
105,614	AES Corp	1,111,059
38,415	Alliant Energy Corp	2,322,955
38,699	Ameren Corp	3,716,652
76,657	American Electric Power Co Inc	7,953,930
28,401	American Water Works Co Inc	3,950,863
24,247	Atmos Energy Corp	3,736,705
90,158	CenterPoint Energy Inc	3,312,405
40,071	CMS Energy Corp	2,776,119
49,941	Consolidated Edison Inc	5,011,579
46,589	Constellation Energy Corp	15,037,066
121,088	Dominion Energy Inc	6,843,894
30,421	DTE Energy Co	4,029,566
118,130	Duke Energy Corp	13,939,340
56,057	Edison International	2,892,541
70,665	Entergy Corp	5,873,675
35,497	Evergy Inc	2,446,808
53,408	Eversource Energy	3,397,817
158,419	Exelon Corp	6,878,553
73,919	FirstEnergy Corp	2,975,979
305,233	NextEra Energy Inc	21,189,275
62,136	NiSource Inc	2,506,566
29,422	NRG Energy Inc	4,724,585
314,691	PG&E Corp	4,386,793
19,123	Pinnacle West Capital Corp	1,710,935
121,324	PPL Corp	4,111,670

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Utilities — (continued)
$ 70,420	Public Service Enterprise Group Inc	$ 5,927,955
98,793	Sempra	7,485,546
166,060	Southern Co	15,249,290
52,399	Vistra Corp	10,155,450
47,323	WEC Energy Group Inc	4,931,057
80,513	Xcel Energy Inc	5,482,935
		186,069,563
TOTAL COMMON STOCK — 97.76% (Cost $4,599,803,594)		$7,764,651,368
GOVERNMENT MONEY MARKET MUTUAL FUNDS
583,436	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.25%(d)	583,436
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.01% (Cost $583,436)		$583,436
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.64%
131,211,700	U.S. Treasury Bills(e) 4.30%, 08/14/2025	$ 130,525,458
TOTAL SHORT TERM INVESTMENTS — 1.64% (Cost $130,525,458)		$130,525,458
TOTAL INVESTMENTS — 99.41% (Cost $4,730,912,488)		$7,895,760,262
OTHER ASSETS & LIABILITIES, NET — 0.59%		$46,767,071
TOTAL NET ASSETS — 100.00%		$7,942,527,333

(a)	All or a portion of the security is on loan as of June 30, 2025.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of June 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	575	USD	179,795	Sep 2025	$4,397,742
				Net Appreciation	$4,397,742
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower S&P 500® Index Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,743,917,692	$1,662,515,316	$7,895,760,262
Cash	14,455,483	22,055,395	20,932,495
Cash denominated in foreign currencies, fair value(c)	-	413,753	-
Cash pledged on futures contracts	-	-	16,532,767
Dividends receivable	693,593	2,766,698	3,763,052
Subscriptions receivable	2,014,227	2,115,225	12,211,807
Receivable for investments sold	1,301,081	12,052,699	-
Variation margin on futures contracts	-	-	862,500
Unrealized appreciation on forward foreign currency contracts	-	51,082	-
Total Assets	1,762,382,076	1,701,970,168	7,950,062,883
LIABILITIES:
Payable for director fees	21,666	21,665	21,666
Payable for investments purchased	2,813,405	8,444,243	-
Payable for other accrued fees	169,220	179,447	223,573
Payable for shareholder services fees	232,821	103,691	1,643,962
Payable to investment adviser	879,427	805,627	753,424
Payable upon return of securities loaned	-	17,687,792	583,436
Redemptions payable	1,138,702	718,931	4,309,489
Unrealized depreciation on forward foreign currency contracts	-	696,524	-
Total Liabilities	5,255,241	28,657,920	7,535,550
NET ASSETS	$1,757,126,835	$1,673,312,248	$7,942,527,333
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,851,288	$20,663,755	$36,827,896
Paid-in capital in excess of par	1,092,372,485	1,255,874,568	4,694,657,098
Undistributed/accumulated earnings	649,903,062	396,773,925	3,211,042,339
NET ASSETS	$1,757,126,835	$1,673,312,248	$7,942,527,333
NET ASSETS BY CLASS
Investor Class	$813,682,676	$229,972,060	$5,738,680,119
Institutional Class	$943,444,159	$1,313,328,047	$2,203,847,214
Investor II Class	N/A	$130,012,141	N/A
CAPITAL STOCK:
Authorized
Investor Class	350,000,000	130,000,000	550,000,000
Institutional Class	400,000,000	700,000,000	650,000,000
Investor II Class	N/A	105,000,000	N/A
Issued and Outstanding
Investor Class	73,986,220	7,008,177	143,961,211
Institutional Class	74,526,657	189,315,663	224,317,751
Investor II Class	N/A	10,313,709	N/A
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.00	$32.81	$39.86
Institutional Class	$12.66	$6.94	$9.82
Investor II Class	N/A	$12.61	N/A
(a) Cost of investments	$1,225,122,395	$1,381,962,667	$4,730,912,488
(b) Including fair value of securities on loan	$-	$16,817,640	$568,820
(c) Cost of cash denominated in foreign currencies	$-	$388,949	$-
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower S&P 500® Index Fund
INVESTMENT INCOME:
Income from securities lending (net of fees)	$678	$11,851	$3,258
Dividends	6,076,441	19,755,750	47,405,707
Foreign withholding tax	(9,228)	(523,105)	(63,139)
Total Income	6,067,891	19,244,496	47,345,826
EXPENSES:
Management fees	4,807,887	4,661,259	4,103,626
Shareholder services fees – Investor Class	1,262,870	373,552	9,020,774
Shareholder services fees – Investor II Class	-	217,209	-
Audit and tax fees	17,345	22,508	18,289
Custodian fees	27,074	36,445	34,665
Directors fees	21,968	21,967	21,968
Legal fees	6,196	6,196	6,196
Pricing fees	31	113	475
Registration fees	36,179	35,886	196,482
Shareholder report fees	56,554	49,444	79,337
Transfer agent fees	5,917	7,870	6,442
Other fees	20,212	20,372	24,185
Total Expenses	6,262,233	5,452,821	13,512,439
Less amount reimbursed by investment adviser - Investor II Class	-	93,155	-
Less amount waived by investment adviser	29,057	77,284	-
Net Expenses	6,233,176	5,282,382	13,512,439
NET INVESTMENT INCOME (LOSS)	(165,285)	13,962,114	33,833,387
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	96,186,803	101,103,710	3,171,091
Net realized gain on futures contracts	-	-	728,963
Net realized (loss) on foreign currency transactions	-	(107,433)	-
Net realized loss on forward foreign currency contracts	-	(2,136,612)	-
Net Realized Gain	96,186,803	98,859,665	3,900,054
Net change in unrealized appreciation (depreciation) on investments	24,365,559	(6,589,479)	411,097,614
Net change in unrealized appreciation on futures contracts	-	-	6,873,372
Net change in unrealized appreciation on foreign currency translations	-	24,804	-
Net change in unrealized depreciation on forward foreign currency contracts	-	(1,143,708)	-
Net Change in Unrealized Appreciation (Depreciation)	24,365,559	(7,708,383)	417,970,986
Net Realized and Unrealized Gain	120,552,362	91,151,282	421,871,040
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$120,387,077	$105,113,396	$455,704,427
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Large Cap Growth Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment loss	$(165,285)	$(1,574,364)
Net realized gain	96,186,803	164,773,268
Net change in unrealized appreciation	24,365,559	170,951,017
Net Increase in Net Assets Resulting from Operations	120,387,077	334,149,921
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(64,357,682)
Institutional Class	-	(67,904,598)
From Net Investment Income and Net Realized Gains	0	(132,262,280)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	123,614,251	191,559,399
Institutional Class	180,963,882	211,345,977
Shares issued in reinvestment of distributions
Investor Class	-	64,357,682
Institutional Class	-	67,904,598
Shares redeemed
Investor Class	(85,573,196)	(240,289,951)
Institutional Class	(170,447,047)	(261,387,198)
Net Increase in Net Assets Resulting from Capital Share Transactions	48,557,890	33,490,507
Total Increase in Net Assets	168,944,967	235,378,148
NET ASSETS:
Beginning of Period	1,588,181,868	1,352,803,720
End of Period	$1,757,126,835	$1,588,181,868
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	12,389,744	18,292,387
Institutional Class	15,751,614	17,675,333
Shares issued in reinvestment of distributions
Investor Class	-	6,144,551
Institutional Class	-	5,648,185
Shares redeemed
Investor Class	(8,399,260)	(23,154,686)
Institutional Class	(14,301,244)	(22,122,506)
Net Increase	5,440,854	2,483,264
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Large Cap Value Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$13,962,114	$25,793,047
Net realized gain	98,859,665	225,214,878
Net change in unrealized depreciation	(7,708,383)	(20,322,213)
Net Increase in Net Assets Resulting from Operations	105,113,396	230,685,712
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(7,951,699)
Institutional Class	-	(223,661,609)
Investor II Class	-	(13,217,124)
From Net Investment Income and Net Realized Gains	0	(244,830,432)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	43,655,091	101,316,597
Institutional Class	175,460,632	224,098,568
Investor II Class	11,190,514	23,460,428
Shares issued in reinvestment of distributions
Investor Class	-	7,951,699
Institutional Class	-	223,661,609
Investor II Class	-	13,217,124
Shares redeemed
Investor Class	(35,245,617)	(271,338,870)
Institutional Class	(197,268,776)	(267,154,441)
Investor II Class	(19,043,999)	(43,068,010)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(21,252,155)	12,144,704
Total Increase (Decrease) in Net Assets	83,861,241	(2,000,016)
NET ASSETS:
Beginning of Period	1,589,451,007	1,591,451,023
End of Period	$1,673,312,248	$1,589,451,007
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,393,322	3,297,241
Institutional Class	26,220,748	29,020,258
Investor II Class	911,503	1,842,238
Shares issued in reinvestment of distributions
Investor Class	-	256,010
Institutional Class	-	34,014,297
Investor II Class	-	1,108,095
Shares redeemed
Investor Class	(1,115,959)	(8,879,964)
Institutional Class	(29,279,663)	(35,469,598)
Investor II Class	(1,569,648)	(3,406,177)
Net Increase (Decrease)	(3,439,697)	21,782,400
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower S&P 500® Index Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$33,833,387	$56,481,863
Net realized gain	3,900,054	54,648,977
Net change in unrealized appreciation	417,970,986	1,054,684,429
Net Increase in Net Assets Resulting from Operations	455,704,427	1,165,815,269
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(48,081,856)
Institutional Class	-	(62,283,043)
From Net Investment Income and Net Realized Gains	0	(110,364,899)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	888,589,697	1,883,245,736
Institutional Class	960,299,661	224,148,336
Shares issued in reinvestment of distributions
Investor Class	-	48,081,856
Institutional Class	-	62,283,043
Shares redeemed
Investor Class	(578,356,619)	(976,789,886)
Institutional Class	(170,697,083)	(315,355,100)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,099,835,656	925,613,985
Total Increase in Net Assets	1,555,540,083	1,981,064,355
NET ASSETS:
Beginning of Period	6,386,987,250	4,405,922,895
End of Period	$7,942,527,333	$6,386,987,250
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	23,906,423	54,392,694
Institutional Class	103,933,027	24,934,366
Shares issued in reinvestment of distributions
Investor Class	-	1,286,917
Institutional Class	-	6,675,257
Shares redeemed
Investor Class	(15,543,889)	(27,931,723)
Institutional Class	(18,491,685)	(35,316,677)
Net Increase	93,803,876	24,040,834
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$10.32	(0.01)	0.69	0.68	—	—	—	$11.00	6.59% (d)
12/31/2024	$9.02	(0.03)	2.33	2.30	—	(1.00)	(1.00)	$10.32	25.44%
12/31/2023	$6.96	(0.02)	2.36	2.34	(0.01)	(0.27)	(0.28)	$9.02	33.57%
12/31/2022	$9.90	(0.00) (e)(f)	(2.29)	(2.29)	(0.03)	(0.62)	(0.65)	$6.96	(23.16%)
12/31/2021	$10.24	(0.04)	2.16	2.12	(0.10)	(2.36)	(2.46)	$9.90	20.84%
12/31/2020	$9.49	(0.02) (f)	3.89	3.87	(0.27)	(2.85)	(3.12)	$10.24	41.45%
Institutional Class
06/30/2025 (Unaudited)	$11.85	0.01 (f)	0.80	0.81	—	—	—	$12.66	6.84% (d)
12/31/2024	$10.20	0.01 (f)	2.64	2.65	—	(1.00)	(1.00)	$11.85	25.93%
12/31/2023	$7.83	0.01 (f)	2.65	2.66	(0.02)	(0.27)	(0.29)	$10.20	34.03%
12/31/2022	$11.01	0.03	(2.56)	(2.53)	(0.03)	(0.62)	(0.65)	$7.83	(22.95%)
12/31/2021	$11.13	0.00 (e)(f)	2.35	2.35	(0.11)	(2.36)	(2.47)	$11.01	21.20%
12/31/2020	$10.12	0.02	4.16	4.18	(0.32)	(2.85)	(3.17)	$11.13	41.99%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
06/30/2025 (Unaudited)	$813,683	0.99% (h)	0.98% (h)	(0.22%) (h)	30% (d)
12/31/2024	$722,041	0.99%	0.98%	(0.30%)	31%
12/31/2023	$619,457	1.00%	0.98%	(0.21%)	46%
12/31/2022	$278,591	1.04%	1.00%	(0.05%)	37%
12/31/2021	$225,667	1.02%	1.00%	(0.34%)	46%
12/31/2020	$179,126	1.02%	1.00%	(0.18%)	51%
Institutional Class
06/30/2025 (Unaudited)	$943,444	0.61% (h)	0.61% (h)	0.14% (h)	30% (d)
12/31/2024	$866,141	0.62%	0.62%	0.06%	31%
12/31/2023	$733,346	0.63%	0.63%	0.16%	46%
12/31/2022	$570,194	0.66%	0.65%	0.32%	37%
12/31/2021	$690,417	0.65%	0.65%	0.01%	46%
12/31/2020	$602,723	0.65%	0.65%	0.17%	51%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$30.84	0.23	1.74	1.97	—	—	—	$32.81	6.39% (d)
12/31/2024	$27.79	0.41	3.87	4.28	(0.02)	(1.21)	(1.23)	$30.84	15.38%
12/31/2023	$25.29	0.39	2.71	3.10	(0.01)	(0.59)	(0.60)	$27.79	12.28%
12/31/2022	$27.00	0.39	(1.35)	(0.96)	(0.01)	(0.74)	(0.75)	$25.29	(3.54%)
12/31/2021	$22.06	0.32	5.39	5.71	(0.09)	(0.68)	(0.77)	$27.00	25.98%
12/31/2020	$21.65	0.36	0.42	0.78	(0.01)	(0.36)	(0.37)	$22.06	3.71%
Institutional Class
06/30/2025 (Unaudited)	$6.51	0.06	0.37	0.43	—	—	—	$6.94	6.61% (d)
12/31/2024	$6.83	0.13	0.96	1.09	(0.20)	(1.21)	(1.41)	$6.51	15.86%
12/31/2023	$6.79	0.13	0.71	0.84	(0.21)	(0.59)	(0.80)	$6.83	12.69%
12/31/2022	$8.07	0.14	(0.42)	(0.28)	(0.26)	(0.74)	(1.00)	$6.79	(3.22%)
12/31/2021	$7.10	0.13	1.74	1.87	(0.22)	(0.68)	(0.90)	$8.07	26.47%
12/31/2020	$7.36	0.14	0.12	0.26	(0.16)	(0.36)	(0.52)	$7.10	4.05%
Investor II Class
06/30/2025 (Unaudited)	$11.84	0.10	0.67	0.77	—	—	—	$12.61	6.42% (d)
12/31/2024	$11.39	0.19	1.58	1.77	(0.11)	(1.21)	(1.32)	$11.84	15.51%
12/31/2023	$10.77	0.18	1.15	1.33	(0.12)	(0.59)	(0.71)	$11.39	12.51%
12/31/2022	$12.14	0.19	(0.62)	(0.43)	(0.20)	(0.74)	(0.94)	$10.77	(3.41%)
12/31/2021	$10.28	0.17	2.51	2.68	(0.14)	(0.68)	(0.82)	$12.14	26.15%
12/31/2020	$10.38	0.19	0.18	0.37	(0.11)	(0.36)	(0.47)	$10.28	3.89%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2025 (Unaudited)	$229,972	1.02% (f)	0.96% (f)	1.49% (f)	20% (d)
12/31/2024	$207,573	1.00%	0.96%	1.33%	31%
12/31/2023	$335,127	0.98%	0.96%	1.48%	29%
12/31/2022	$407,971	0.98%	0.96%	1.51%	18%
12/31/2021	$376,625	0.99%	0.96%	1.22%	28%
12/31/2020	$43,774	1.05%	0.96%	1.87%	33%
Institutional Class
06/30/2025 (Unaudited)	$1,313,328	0.61% (f)	0.61% (f)	1.83% (f)	20% (d)
12/31/2024	$1,251,991	0.61%	0.61%	1.71%	31%
12/31/2023	$1,126,210	0.60%	0.60%	1.83%	29%
12/31/2022	$930,971	0.61%	0.61%	1.85%	18%
12/31/2021	$1,175,842	0.60%	0.60%	1.61%	28%
12/31/2020	$1,060,676	0.62%	0.61%	2.22%	33%
Investor II Class
06/30/2025 (Unaudited)	$130,012	0.98% (f)	0.81% (f)	1.62% (f)	20% (d)
12/31/2024	$129,887	0.97%	0.81%	1.50%	31%
12/31/2023	$130,114	0.97%	0.81%	1.62%	29%
12/31/2022	$141,465	0.97%	0.81%	1.64%	18%
12/31/2021	$178,162	0.96%	0.81%	1.39%	28%
12/31/2020	$154,100	0.99%	0.81%	2.02%	33%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$37.62	0.17	2.07	2.24	—	—	—	$39.86	5.95% (d)
12/31/2024	$30.55	0.33	7.10	7.43	(0.20)	(0.16)	(0.36)	$37.62	24.33%
12/31/2023	$25.61	0.35	6.19	6.54	(0.13)	(1.47)	(1.60)	$30.55	25.61%
12/31/2022	$31.84	0.31	(6.22)	(5.91)	(0.10)	(0.22)	(0.32)	$25.61	(18.55%)
12/31/2021	$26.10	0.26	7.06	7.32	(0.11)	(1.47)	(1.58)	$31.84	28.20%
12/31/2020	$24.05	0.32	3.88	4.20	(0.18)	(1.97)	(2.15)	$26.10	17.77%
Institutional Class
06/30/2025 (Unaudited)	$9.26	0.06	0.50	0.56	—	—	—	$9.82	6.05% (d)
12/31/2024	$7.79	0.12	1.82	1.94	(0.31)	(0.16)	(0.47)	$9.26	24.86%
12/31/2023	$7.61	0.13	1.83	1.96	(0.31)	(1.47)	(1.78)	$7.79	26.00%
12/31/2022	$9.93	0.12	(1.94)	(1.82)	(0.28)	(0.22)	(0.50)	$7.61	(18.25%)
12/31/2021	$9.11	0.13	2.43	2.56	(0.27)	(1.47)	(1.74)	$9.93	28.66%
12/31/2020	$9.72	0.16	1.53	1.69	(0.33)	(1.97)	(2.30)	$9.11	18.27%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2025 (Unaudited)	$5,738,680	0.48% (f)	0.48% (f)	0.91% (f)	0% (d)(g)
12/31/2024	$5,101,594	0.49%	0.49%	0.95%	2%
12/31/2023	$3,294,950	0.51%	0.51%	1.21%	12%
12/31/2022	$2,628,211	0.51%	0.51%	1.14%	4%
12/31/2021	$3,083,911	0.51%	0.51%	0.88%	9%
12/31/2020	$1,700,372	0.52%	0.52%	1.31%	4%
Institutional Class
06/30/2025 (Unaudited)	$2,203,847	0.13% (f)	0.13% (f)	1.26% (f)	0% (d)(g)
12/31/2024	$1,285,393	0.14%	0.14%	1.30%	2%
12/31/2023	$1,110,973	0.15%	0.15%	1.56%	12%
12/31/2022	$980,943	0.16%	0.16%	1.45%	4%
12/31/2021	$1,193,786	0.16%	0.16%	1.24%	9%
12/31/2020	$1,143,162	0.17%	0.17%	1.67%	4%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
(g)	Amount is less than 0.5%.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Large Cap Growth Fund- seeks long-term growth of capital
Empower Large Cap Value Fund- seeks capital growth and current income
Empower S&P 500® Index Fund- seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's ("S&P") 500® Index
The Funds each offer two share classes referred to as Investor Class and Institutional Class shares except the Empower Large Cap Value Fund. The Empower Large Cap Value Fund  offers three share classes, referred to as Investor Class, Investor II Class and Institutional Class shares. Investor II Class shares were closed to new permitted accounts on October 25, 2019. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2025

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Semi-Annual Report - June 30, 2025

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2025, the inputs used to value the investments of the Empower Large Cap Value Fund are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 1 inputs, except for Short Term Investments, which were valued using Level 2 inputs.
Empower Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$48,750,238	$—	$—	$48,750,238
Communications	150,886,310	—	—	150,886,310
Consumer, Cyclical	129,167,190	—	—	129,167,190
Consumer, Non-cyclical	346,173,754	15,179,563	—	361,353,317
Energy	99,655,534	20,829,673	—	120,485,207
Financial	407,762,060	—	—	407,762,060
Industrial	184,385,786	10,624,200	—	195,009,986
Technology	131,653,635	6,926,518	—	138,580,153
Utilities	84,126,580	—	—	84,126,580
	1,582,561,087	53,559,954	—	1,636,121,041
Convertible Preferred Stock	—	1,161,918	—	1,161,918
Preferred Stock	—	7,302,966	—	7,302,966
Government Money Market Mutual Funds	17,687,792	—	—	17,687,792
Short Term Investments	—	241,599	—	241,599
Total investments, at fair value:	1,600,248,879	62,266,437	—	1,662,515,316
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	51,082	—	51,082
Total Assets	$1,600,248,879	$62,317,519	$—	$1,662,566,398
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(696,524)	—	(696,524)
Total Liabilities	$—	$(696,524)	$—	$(696,524)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Foreign Currency Translations and Transactions
The accounting records of each Fund is maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.

Semi-Annual Report - June 30, 2025

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2025 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower Large Cap Growth Fund	$1,225,234,242	$539,238,512	$(20,555,062)	$518,683,450
Empower Large Cap Value Fund	1,392,702,815	356,758,329	(87,591,270)	269,167,059
Empower S&P 500® Index Fund	4,741,282,106	3,419,616,852	(260,740,954)	3,158,875,898
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Semi-Annual Report - June 30, 2025

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause a Fund to lose money on investments denominated in foreign currencies.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk.  Liquidity risk is the risk that a Fund will be unable to sell or close out the derivative in the open market in a timely manner.  Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received.  In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.  These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels.  Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association ("ISDA") master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by these Funds of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Large Cap Value Fund
Forward Currency Exchange Contracts:

Semi-Annual Report - June 30, 2025

Empower Large Cap Value Fund
Average notional amount	$40,489,027
Empower S&P 500® Index Fund
Futures Contracts:
Average long contracts	429
Average notional long	$126,930,968
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2025 is as follows:
Empower Large Cap Value Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$51,082	Unrealized depreciation on forward foreign currency contracts	$(696,524)
Empower S&P 500® Index Fund
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$4,397,742(a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2025 is as follows:
Empower Large Cap Value Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(2,136,612)	Net change in unrealized depreciation on forward foreign currency contracts	$(1,143,708)
Empower S&P 500® Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$728,963	Net change in unrealized appreciation on futures contracts	$6,873,372

Semi-Annual Report - June 30, 2025

3.  OFFSETTING ASSETS AND LIABILITIES
The Empower Large Cap Value Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes this Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2025.
Empower Large Cap Value Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Morgan Stanley & Co LLC	$51,082	$(45,817)	$—	$—	$5,265
	$51,082	$(45,817)	$—	$—	$5,265
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(78,541)	$—	$—	$—	$(78,541)
Citigroup Global Markets	(51,842)	—	—	—	(51,842)
Goldman Sachs	(148,535)	—	—	—	(148,535)
HSBC Bank USA.	(102,164)	—	—	—	(102,164)
Morgan Stanley & Co LLC	(45,817)	45,817	—	—	—
State Street Bank	(123,168)	—	—	—	(123,168)
Toronto Dominion Bank	(114,216)	—	—	—	(114,216)
UBS AG	(21,752)	—	—	—	(21,752)
Westpac Banking	(10,489)	—	—	—	(10,489)
	$(696,524)	$45,817	$—	$—	$(650,707)
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.
4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Large Cap Growth Fund	0.62% up to $1 billion dollars
0.57% over $1 billion dollars
0.52% over $2 billion dollars
Empower Large Cap Value Fund	0.61% up to $1 billion dollars
0.56% over $1 billion dollars
0.51% over $2 billion dollars
Empower S&P 500® Index Fund	0.21% up to $1 billion dollars
0.16% over $1 billion dollars
0.11% over $2 billion dollars
0.09% over $3 billion dollars

Semi-Annual Report - June 30, 2025

ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2026 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Large Cap Growth Fund	0.63%
Empower Large Cap Value Fund	0.61%
Empower S&P 500® Index Fund	0.23%

ECM contractually agreed to permanently reimburse expenses and/or pay the Empower Large Cap Value Fund if expenses of the Investor II Class exceed 0.81% of the Class’s average daily net assets ("Expense Cap"). Under the terms of the expense limitation agreement, the Expense Cap survives the termination of the expense limitation agreement. It may be terminated only upon termination of the Empower Large Cap Value Fund’s advisory agreement with ECM or by the Board of Empower Funds. The amount reimbursed, if any, is reflected in the Statement of Operations.
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of June 30, 2025, the amounts subject to recoupment were as follows:
Empower Large Cap Growth Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$138,651	$99,296	$43,650	$29,057	$0
Empower Large Cap Value Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$115,416	$80,780	$118,122	$77,284	$0
Empower S&P 500® Index Fund
Expires December 31, 2025	Recoupment of Past Reimbursed Fees by ECM
$1,186	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and are and is responsible for compensating the sub-advisers below for their services:
Empower Large Cap Growth Fund - Victory Capital Management and J.P. Morgan Investment Management, Inc. Effective April 1, 2025, Victory Capital Management replaced Amundi Asset Management US, Inc. as the sub-adviser.
Empower Large Cap Value Fund - Putnam Investment Management, LLC, and T. Rowe Price Associates, Inc.
Empower S&P 500® Index Fund - Irish Life Investment Managers Limited, an affiliate of ECM and Empower of America, receives monthly compensation for its services at the annual rate of 0.0075% of the Fund’s net assets.

Semi-Annual Report - June 30, 2025

Empower Funds entered into a shareholder services agreement with Empower, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Investor II Class shares of the Empower Large Cap Value Fund, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $833,000 for the fiscal period ended June 30, 2025.
5.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Empower Large Cap Growth Fund	$563,202,959	$475,223,073
Empower Large Cap Value Fund	310,845,344	311,808,892
Empower S&P 500® Index Fund	1,053,085,225	16,310,570
For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Government Money Market Funds. As of June 30, 2025, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Large Cap Value Fund	$16,817,640	$17,687,792
Empower S&P 500® Index Fund	568,820	583,436

Under the securities lending agreement, cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. As of June 30, 2025 each Fund's class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2025

7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2025, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2025

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington,D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
Empower Large Cap Growth Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Large Cap Growth Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among Empower Funds, ECM and each of Victory Capital Management Inc (“Victory Capital”) and J.P. Morgan Investment Management Inc. (“JPMIM” and together with Victory Capital, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Victory Capital and JPMIM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
The Board considered that the parent of Amundi Asset Management US, Inc. (“Amundi US”), one of the prior sub-advisers of the Fund, sold Amundi US to Victory Holdings, Inc, the parent corporation of Victory Capital (the “Transaction”) on April 1, 2025. The Board further considered that there were no changes to the investment team, investment philosophy, processes or strategies for the Fund or the sub-advisory fee paid by ECM with respect to the Fund as a result of the Transaction.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. Among other things, the Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024 for the Investor Class, and, with respect to the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2024. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that, with the exception of the one-year period ended December 31, 2024, the annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed. Specifically, the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2024 were in the fourth, second, second and second quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers). As to the Fund’s Institutional Class, the Board observed that the annualized returns for the one-, three- and five-year periods ended December 31, 2024 were in the fourth, second and second quintiles, respectively, of its performance universe. The Board also observed that the Fund underperformed the Russell 1000 Growth Index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.

The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class as compared to shares of other sub-advised funds within the same Morningstar peer group and publicly-disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class of the Fund, the Contractual Management Fee and total annual operating expense ratio was lower than the median management fee and median expense ratio, respectively, of its respective peer group of funds. With respect to the total annual operating expense ratio, the Board further observed that the expense ratio for the Fund’s Investor Class was in the third quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and for the Fund’s Institutional Class was in the second quintile of its peer group. In considering the foregoing, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged to various institutional separate accounts and other products - including a proprietary mutual fund and a collective investment trust - managed by Victory Capital in the same investment style as the Fund. The Board noted that Victory Capital attributed certain differences in fee schedules to customized client servicing requirements and individual client needs. With respect to JPMIM, the Board received information regarding the fee schedule for other sub-advised clients managed with JPMIM’s large cap growth strategy. The Board considered JPMIM’s statement that fee schedules take into account various factors, including, but not limited to, the overall relationship, initial size of the mandate, anticipated flows and projected growth, fees charged for comparable products in the fund industry and existing fee schedules. Also noted was JPMIM’s view that the Fund’s sub-advisory fees are competitive and in line with similar mandates. Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by each Sub-Adviser. The Board reviewed the financial statements and profitability information from ECM and the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in each sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. As to the Sub-Advisers, the Board noted JPMIM’s statement that it is aware of no direct or indirect benefits that have been derived from its relationship to the Fund. With respect to Victory Capital, the Board noted that Victory Capital receives or may receive ancillary benefits from soft dollar arrangements by which brokers provide research to Victory Capital in return for allocating brokerage to such brokers. The Board further noted Victory Capital’s statement that its relationship with the Fund provides a reputational benefit and may contribute to business growth.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers, and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.

The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Large Cap Value Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Large Cap Value Fund (the “Fund”), a series of Empower Funds; (ii) the investment sub-advisory agreement (the “Putnam Sub-Advisory Agreement”) by and among Empower Funds, ECM and Putnam Investment Management, LLC (“Putnam”), with respect to the Fund; (iii) the investment sub-advisory agreement (the “T. Rowe Price Sub-Advisory Agreement”) by and among Empower Funds, ECM and T. Rowe Price Associates, Inc. (“T. Rowe Price” and together with Putnam, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund; and (iv) the investment sub-sub-advisory agreement (the “Franklin Sub-Sub-Advisory Agreement”) by and among, Franklin Advisers, Inc (“Franklin”) and Putnam, with respect to the Fund. (The Putnam Sub-Advisory Agreement and the T. Rowe Price Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”) (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Putnam and T. Rowe Price. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend sub-advisory agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.

In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered that, on January 1, 2024, Franklin Resources Inc., the ultimate parent of Franklin, acquired Putnam. As a result of the transaction, Putnam and Franklin are affiliates that rely on each other to perform certain functions. The Board considered that Putnam will compensate Franklin under the Franklin Sub-Sub-Advisory Agreement out of the sub-advisory fee it receives from EMC pursuant to the Putnam Sub-Advisory Agreement. The Board also considered its experience with Franklin serving as sub-adviser to other series of Empower Funds.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each of the Agreements was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Empower is an indirect wholly-owned subsidiary of Empower of America. References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024, for the Fund’s Investor Class, and, for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2024. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed. Specifically, the annualized returns of each class of the Fund were in the second quintile of its respective performance universe for each period (the first quintile being the best performers and the fifth quintile being the worst performers), with the exception of the annualized returns of the Institutional Class for the three-year period ended December 31, 2024, which were in the first quintile of its performance universe. Similarly, the Board observed that the Fund’s annualized returns exceeded the Russell 1000 Value Index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and Putnam from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.

With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. The Board further noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fees and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was lower than the median management fee of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio was in the third quintile of its peer group as to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), specifically ranking in the 58th percentile of its peer group, and, with respect to the Institutional Class, was in the second quintile of its peer group. In considering the foregoing, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also received information from T. Rowe Price regarding its standard fee schedule for actively managed non-investment company separate accounts using an investment strategy similar to the Fund, as well as the fees charged by the Sub-Adviser to its retail mutual fund and several other sub-advised mutual funds it manages in the same investment style as the Fund. The Board noted the statement from T. Rowe Price that variances in fee schedules may be attributable to various factors, including portfolio size, overall client relationship, nature of services provided, investment strategies offered and other factors. The Board reviewed the foregoing, as well as T. Rowe Price’s statements regarding the process for negotiating sub-advisory fee schedules with unaffiliated advisers and certain differences in fee schedules resulting from this process. For Putnam, the Board received information regarding its proprietary mutual fund and the fee charged by the Sub-Adviser to a comparable account managed in the same investment style as the Fund. The Board reviewed the foregoing and each Sub-Adviser’s explanation for any differences in fee schedules and noted that the fees charged by each Sub-Adviser for these other accounts and products appeared to be competitive to the fees charged to ECM for the Fund. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements from ECM and each Sub-Adviser and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. With respect to Putnam, the Board noted Putnam’s statement that the firm does not provide per account profitability information for sub-advised accounts, but that margins on the account would be similar to vehicles with comparable risk and benefit profiles. With respect to T. Rowe Price, the Board considered the firm’s statement noted that it would be extremely burdensome to assign the costs and expenses associated with its services and personnel to the Fund and, for this reason, it does not generally prepare fund or account-level profitability analyses for sub-advisory relationships. The Board noted that since the Sub-Advisory Agreements are arm’s length, such information regarding the Sub Advisers was not relevant to its consideration of the continuation of the Sub-Advisory Agreements.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board also noted that ECM and T. Rowe Price have implemented a relationship pricing discount based on the combined assets of the Fund and another series of Empower Funds sub-advised by T. Rowe Price (together, the “T. Rowe Price Sub-Advised Funds”), which reduces the sub-advisory fees at specified combined asset levels as the assets of the T. Rowe Price Sub-Advised Funds increase. Similarly, the Board took into account the foregoing in its review of the data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
As the Board considered the foregoing, including that the breakpoints in the sub-advisory fee schedules take effect at lower assets levels than for the management fee, the Board took into account that the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement. The Board also recalled its observation that the Contractual Management Fee for each class of the Fund was lower than the median contractual management fee of its peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Advisers may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating Fund brokerage to such brokers. The Board also noted Putnam’s statement that the Fund’s performance record forms part of the overall performance record of the Sub-Adviser and, as a result, may contribute to its reputation and ability to gain prospective advisory clients. As to T. Rowe Price, the Board noted the Sub-Adviser’s statement that it is not aware of any other indirect benefits derived from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.

The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement and the Franklin Sub-Sub-Advisory Agreement continue to be reasonable and that the continuation of the Agreements and the Franklin Sub-Sub-Advisory Agreement is in the best interests of the Fund.
Empower S&P 500 Index Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower S&P 500 Index Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund. (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). ILIM is an affiliate of ECM and Empower of America.)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Trustees convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Empower is an indirect wholly-owned subsidiary of Empower of America. References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund and each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.

The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2024. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each of the one-, three-, five- and ten-year periods ended December 31, 2024, respectively (the first quintile being the best performers and the fifth quintile being the worst performers). However, the Board also noted that the annualized returns of the Fund’s Institutional Class were above its performance universe median for each period reviewed, ranking in the second quintile of its performance universe for the one-, three- and five-year periods ended December 31, 2024.
In evaluating the performance data, the Board considered the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, noting that the Fund is not actively managed. Taking the foregoing into account and the expectations of shareholders in this regard, the Board further noted that the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. In this regard, the Board observed that, although the Fund underperformed the Index for each period reviewed, such underperformance was attributable primarily to the Fund’s fees and expenses and that the Fund’s performance on a gross of fees and expenses basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the Index, indicating that the Fund tracked the Index in an appropriate manner.
The Board considered the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things. In addition, the Board considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, although the Contractual Management Fee for the Institutional Class was higher than its peer group median contractual management fee, the Contractual Management Fee for the Investor Class was lower than its peer group median contractual management fee. The Board also observed that, although the total annual operating expense ratio for the Institutional Class was higher than its peer group median expense ratio, the total annual operating expense ratio for the Investor Class was lower than the peer group median expense ratio, ranking in the third quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to ECM for the other series of Empower Funds sub-advised by ILIM, including other equity index funds and passively managed sleeves of two other equity funds (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and for similar services.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board considered that, as noted earlier, the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group. Furthermore, the Board considered that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board noted where services were provided to the Fund by affiliates of ECM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 21, 2025

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 21, 2025